Fees Summary	Dec. 29, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The amended and restated pricing supplement to which this Exhibit is attached is an amendment of the final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 198,600,000
Final Prospectus	true